UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

1

Item 1. Reports to Stockholders.

ETFs

Annual Report

October 31, 2019

Gadsden Dynamic Growth ETF
Ticker: GDG

Gadsden Dynamic Multi-Asset ETF
Ticker: GDMA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Gadsden ETFs

Gadsden Dynamic Growth ETF

Shareholder Letter
(Unaudited)

Dear Shareholder,

The Gadsden team is pleased to provide you with the Gadsden Dynamic Growth ETF (symbol: GDG) (“GDG” or the “Fund”) annual report, dated October 31, 2019. GDG launched on November 14, 2018. This report refers to GDG’s performance since inception on November 14, 2018 through October 31, 2019, (the “current fiscal period”).

GDG is designed as a growth and protection strategy whose rotating allocation is managed to strategically benefit from the changing seasons of the business cycle and whose tactical positions take advantage of unique and temporal opportunities.

For the current fiscal period, performance was a tale of two environments. During the beginning of the current fiscal period, the environment was characterized by falling asset prices where weakening economic growth, trade tensions, and monetary tightening were major factors. The remainder of the current fiscal period was characterized by the reflation of risk assets, triggered by a dovish pivot by the Federal Reserve (the “Fed”) and an improvement in earnings growth forecasts for the year. Consequently, this helped fuel a rally in most asset classes as the Fed effectively reversed its restrictive monetary stance outlined just one month earlier.

Our strategic and tactical positioning over the current fiscal period reflected our belief that much of the world continues to be in the later stages of the business cycle where growth becomes more difficult. Unlike prior late-cycle periods, the Fed and other central banks have proven far more willing to be proactive in combating a slow-down in growth. To begin the current fiscal period, as part of the strategy’s risk management process, we proactively lowered overall Fund risk, as well as made tactical exposure adjustments to be overweight government bonds and defensive sectors and used inverse equity and credit exposure which benefited when prices fell in those asset classes. During the period of asset reflation, we remained in a defensive to market neutral stance within the portfolio with the belief that stock market remains in the late cycle phase where both asset volatility and downside risk remains heightened.

Positive attribution during the current fiscal period was primarily derived from U.S. equity sector selection, namely home builders, utilities, and REIT exposure. Longer duration U.S. government bond exposure and inflation-linked bonds were accretive as well. Negative attribution was predominantly driven by Emerging Asian equity exposure, and intermittent inverse U.S. equity exposure (e.g. financials, S&P 500®, and Nasdaq). Conversely, inverse U.S. small cap, basic materials, and industrials were accretive.

GDG’s performance for the current fiscal period was -0.68% measured in the market price of GDG and -0.55% measured in net asset value (“NAV”). By comparison, GDG’s benchmark, the 60%/40% blend of Dow Jones Global Index and BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, returned 8.67% for the current fiscal period.

Gadsden Dynamic Growth ETF

Shareholder Letter
(Unaudited)(Continued)

Gadsden remains confident in the ability of the Fund to provide meaningful upside participation and management on the downside. Gadsden remains committed to the view that tactical exposure will demonstrate both its defensive benefits, and its participation-benefits over a longer and more statistically predictable period.

The Gadsden team is honored to continue serving your investment objectives and thanks you for your continued trust in GDG.

Kevin Harper
Chief Investment Officer
Gadsden, LLC, Adviser to the Fund

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

An investment in the Fund is subject to numerous risks, including possible loss of principal. The Fund is actively managed and does not seek to replicate a specified index. The Fund is subject to the following principal risks: cash and cash equivalents risk, commodities risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, and fixed income security risks. Refer to the prospectus for additional risk information.

The Dow Jones Global Index measures the performance of stocks that trade globally, targeting 95% coverage of markets open to foreign investment. It is float market cap weighted. It is quoted and calculated in U.S. Dollars. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. It is not possible to invest directly in an index.

Current and future portfolio holdings are subject to change and risk.

The Fund is distributed by Compass Distributors, LLC.

Gadsden Dynamic Multi-Asset ETF

Shareholder Letter
(Unaudited)

Dear Shareholder,

The Gadsden team is pleased to provide you with the Gadsden Dynamic Multi-Asset ETF (symbol: GDMA) (“GDMA” or the “Fund”) annual report, dated October 31, 2019. GDMA launched on November 14, 2018. This report refers to GDMA’s performance since inception on November 14, 2018 through October 31, 2019, (the “current fiscal period”).

The strategy of GDMA is designed to use broad and proactive diversification without being overly susceptible or biased to any particular economic environment. We combined tactical and strategic allocations which are each designed to adjust risk and positioning through the various seasonal transitions of the business cycle.

For the current fiscal period, performance was a tale of two environments. During the beginning of the current fiscal period, the environment was characterized by falling asset prices where weakening economic growth, trade tensions, and monetary tightening were major factors. The remainder of the current fiscal period was characterized by the reflation of risk assets, triggered by a dovish pivot by the Federal Reserve (the “Fed”) and an improvement in earnings growth forecasts for the year. Consequently, this helped fuel a rally in most asset classes as the Fed effectively reversed its restrictive monetary stance outlined just one month earlier.

Our strategic and tactical positioning over the current fiscal period reflected our belief that much of the world continues to be in the later stages of the business cycle where growth becomes more difficult. Unlike prior late-cycle periods, the Fed and other central banks have proven far more willing to be proactive in combating a slow-down in growth. To begin the current fiscal period, as part of the strategy’s risk management process, we proactively lowered overall Fund risk, as well as made tactical exposure adjustments to be overweight government bonds and defensive sectors, and underweight stocks and credit. During the period of asset reflation that followed, we modestly increased risk but remained cautious given the belief that markets remained in the late cycle phase where asset volatility often remains heightened.

Positive attribution during the current fiscal period was primarily derived from both strategic and tactical allocations to bonds, Emerging market equities and defensive U.S. stock sector positions selected for their later-cycle attributes. Negative performance was predominantly driven by exposure to Asian equity market and inverse U.S. credit positions. Natural resource stocks also modestly detracted as industrial commodities declined over the current fiscal period.

GDMA’s performance for the current fiscal period was 5.79% measured in the market price of GDMA and 5.79% measured in net asset value (“NAV”). By comparison, GDMA’s benchmark, the 60%/40% blend of Dow Jones Global Index and BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, returned 8.67% for the current fiscal period.

Gadsden Dynamic Multi-Asset ETF

Shareholder Letter
(Unaudited)(Continued)

Gadsden remains confident in the ability of the Fund to provide meaningful upside participation and management on the downside. Gadsden remains committed to the view that tactical exposure will demonstrate both its defensive benefits, and its participation-benefits over a longer and more statistically predictable period.

The Gadsden team is honored to continue serving your investment objectives and thanks you for your continued trust in GDMA.

Kevin Harper
Chief Investment Officer
Gadsden, LLC, Adviser to the Fund

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

An investment in the Fund is subject to numerous risks, including possible loss of principal. The Fund is actively managed and does not seek to replicate a specified index. The Fund is subject to the following principal risks: cash and cash equivalents risk, commodities risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, and fixed income security risks. Refer to the prospectus for additional risk information.

The Dow Jones Global Index measures the performance of stocks that trade globally, targeting 95% coverage of markets open to foreign investment. It is float market cap weighted. It is quoted and calculated in U.S. Dollars. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. It is not possible to invest directly in an index.

Current and future portfolio holdings are subject to change and risk.

The Fund is distributed by Compass Distributors, LLC.

Gadsden Dynamic Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Cumulative Returns Period Ended October 31, 2019	Since Inception (11/14/2018)
Gadsden Dynamic Growth ETF - NAV	-0.55%
Gadsden Dynamic Growth ETF - Market	-0.68%
60% Dow Jones Global Index/40% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (a)	8.67%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

(a)

A weighted combination of 60% of the total return from the Dow Jones Global Index with 40% of the total return from the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. The Dow Jones Global Index measures the performance of stocks that trade globally, targeting 95% coverage of markets open to foreign investment. It is float market cap weighted. It is quoted and calculated in U.S. Dollars. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. It is not possible to invest directly in an index.

Gadsden Dynamic Multi-Asset ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Cumulative Returns Period Ended October 31, 2019	Since Inception (11/14/2018)
Gadsden Dynamic Multi-Asset ETF - NAV	5.79%
Gadsden Dynamic Multi-Asset ETF - Market	5.79%
60% Dow Jones Global Index/40% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (a)	8.67%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

(a)

A weighted combination of 60% of the total return from the Dow Jones Global Index with 40% of the total return from the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. The Dow Jones Global Index measures the performance of stocks that trade globally, targeting 95% coverage of markets open to foreign investment. It is float market cap weighted. It is quoted and calculated in U.S. Dollars. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. It is not possible to invest directly in an index.

Gadsden ETFs

Portfolio Allocations

As of October 31, 2019 (Unaudited)

Gadsden Dynamic Growth ETF

Asset Class or Sector	Percentage of Net Assets
International Developed Equity	40.4%
Emerging Market Equity	23.0
U.S. Equity	19.7
High Yield/Emerging Market Debt	12.5
Short-Term Investments	2.4
Biotechnology	2.0
Liabilities in Excess of Other Assets	(0.0)(a)
Total	100.0%

Gadsden Dynamic Multi-Asset ETF

Asset Class or Sector	Percentage of Net Assets
Inflation Protected Bonds	34.9%
Emerging Market Equity	19.1
International Developed Equity	18.5
U.S. Equity	15.0
High Yield/Emerging Market Debt	10.0
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.0)(a)
Total	100.0%

(a)	Represents less than 0.05% of net assets.

Gadsden Dynamic Growth ETF Schedule of Investments October 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 2.0%
	Biotechnology — 2.0%
24,105	Amarin Corp plc - ADR (a)	$395,804
	TOTAL COMMON STOCKS (Cost $336,265)	395,804

	EXCHANGE TRADED FUNDS — 95.6%
	Emerging Market Equity — 23.0%
59,326	iShares Core MSCI Emerging Markets ETF	3,035,712
42,275	iShares Emerging Markets Dividend ETF	1,614,905
		4,650,617
	High Yield/Emerging Market Debt — 12.5%
43,306	VanEck Vectors Emerging Markets High Yield Bond ETF	1,016,392
44,612	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,514,131
		2,530,523
	International Developed Equity — 40.4%
126,094	iShares MSCI Eurozone ETF (b)	5,096,720
53,557	iShares MSCI Germany ETF	1,529,052
27,485	Vanguard FTSE Europe ETF	1,530,090
		8,155,862
	U.S. Equity — 19.7%
22,207	iShares U.S. Home Construction ETF	991,431
22,936	SPDR S&P Global Natural Resources ETF	1,006,661
25,932	Vanguard Energy ETF	1,970,054
		3,968,146
	TOTAL EXCHANGE TRADED FUNDS (Cost $19,354,796)	19,305,148

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Growth ETF Schedule of Investments October 31, 2019 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 2.4%
497,761	First American Treasury Obligations Fund, Class X, 1.73% (c)	$497,761
	TOTAL SHORT-TERM INVESTMENTS (Cost $497,761)	497,761
	TOTAL INVESTMENTS — 100.0% (Cost $20,188,822)	20,198,713
	Liabilities in Excess of Other Assets — (0.0)% (d)	(9,984)
	NET ASSETS — 100.0%	$20,188,729

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Adviser.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Annualized seven-day yield as of October 31, 2019.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF SCHEDULE OF INVESTMENTS October 31, 2019

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 97.5%
	Emerging Market Equity — 19.1%
23,797	iShares Core MSCI Emerging Markets ETF	$1,217,693
31,810	iShares Emerging Markets Dividend ETF	1,215,142
26,862	iShares MSCI India ETF	930,768
26,074	iShares MSCI India Small-Cap ETF	931,885
3,415	iShares MSCI Thailand ETF	300,486
46,560	Schwab Emerging Markets Equity ETF	1,232,443
		5,828,417
	High Yield/Emerging Market Debt — 10.0%
32,723	VanEck Vectors Emerging Markets High Yield Bond ETF	768,009
67,134	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,278,528
		3,046,537
	Inflation Protected Bonds — 34.9%
26,292	iShares TIPS Bond ETF	3,051,449
42,059	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	3,054,325
93,016	Vanguard Short-Term Inflation-Protected Securities ETF	4,574,527
		10,680,301
	International Developed Equity — 18.5%
26,400	iShares MSCI Canada ETF	759,792
75,882	iShares MSCI Eurozone ETF	3,067,150
26,865	iShares MSCI Germany ETF	766,996
19,299	Vanguard FTSE Europe ETF	1,074,375
		5,668,313
	U.S. Equity — 15.0%
34,506	SPDR S&P Global Natural Resources ETF	1,514,468
20,107	VanEck Vectors Junior Gold Miners ETF	788,396
9,755	Vanguard Energy ETF	741,087
5,504	Vanguard S&P 500 ETF	1,533,140
		4,577,091
	TOTAL EXCHANGE TRADED FUNDS (Cost $29,378,268)	29,800,659

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF SCHEDULE OF INVESTMENTS October 31, 2019 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 2.5%
755,748	First American Treasury Obligations Fund, Class X, 1.73% (a)	$755,748
	TOTAL SHORT-TERM INVESTMENTS (Cost $755,748)	755,748
	TOTAL INVESTMENTS — 100.0% (Cost $30,134,016)	30,556,407
	Liabilities in Excess of Other Assets — (0.0)% (b)	(13,990)
	NET ASSETS — 100.0%	$30,542,417

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Adviser.

(a)	Annualized seven-day yield as of October 31, 2019.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Gadsden ETFs Statements of Assets and Liabilities October 31, 2019

	Gadsden Dynamic Growth ETF	Gadsden Dynamic Multi-Asset ETF
ASSETS
Investments in securities, at value *	$20,198,713	$30,556,407
Interest receivable	611	1,147
Total assets	20,199,324	30,557,554

LIABILITIES
Management fees payable	10,595	15,137
Total liabilities	10,595	15,137

NET ASSETS	$20,188,729	$30,542,417

Net Assets Consist of:
Paid-in capital	$20,881,182	$29,458,131
Total distributable earnings (accumulated deficit)	(692,453)	1,084,286
Net assets	$20,188,729	$30,542,417

Net Asset Value:
Net assets	$20,188,729	$30,542,417
Shares outstanding ^	825,000	1,175,000
Net asset value, offering and redemption price per share	$24.47	$25.99

* Identified cost:
Investments in securities	$20,188,822	$30,134,016

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Gadsden ETFs Statements of Operations For the Period Ended October 31, 2019

	Gadsden Dynamic Growth ETF (1)	Gadsden Dynamic Multi-Asset ETF (1)
INCOME
Dividends	$457,059	$389,355
Interest	63,635	63,861
Total investment income	520,694	453,216

EXPENSES
Management fees	126,092	105,149
Total expenses	126,092	105,149
Net investment income (loss)	394,602	348,067

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(811,043)	671,418
Net change in unrealized appreciation (depreciation) on investments	9,891	422,391
Net realized and unrealized gain (loss) on investments	(801,152)	1,093,809
Net increase (decrease) in net assets resulting from operations	$(406,550)	$1,441,876

(1)	The Fund commenced operations on November 14, 2018. The information presented is for the period from November 14, 2018 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Growth ETF Statement of Changes in Net Assets

Period Ended October 31, 2019*
OPERATIONS
Net investment income (loss)	$394,602
Net realized gain (loss) on investments	(811,043)
Change in unrealized appreciation (depreciation) on investments	9,891
Net increase (decrease) in net assets resulting from operations	(406,550)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(325,712)
Total distribution to shareholders	(325,712)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,398,790
Payments for shares redeemed	(10,479,578)
Transaction fees (See Note 6)	1,779
Net increase (decrease) in net assets derived from capital share transactions (a)	20,920,991
Net increase (decrease) in net assets	$20,188,729

NET ASSETS
Beginning of period	$—
End of period	$20,188,729

(a)	A summary of capital share transactions is as follows:

Period Ended October 31, 2019*
Shares
Subscriptions	1,250,000
Redemptions	(425,000)
Net increase (decrease)	825,000

*	The Fund commenced operations on November 14, 2018. The information presented is for the period from November 14, 2018 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2019*
OPERATIONS
Net investment income (loss)	$348,067
Net realized gain (loss) on investments	671,418
Change in unrealized appreciation (depreciation) on investments	422,391
Net increase (decrease) in net assets resulting from operations	1,441,876

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(266,866)
Total distribution to shareholders	(266,866)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	33,066,918
Payments for shares redeemed	(3,700,860)
Transaction fees (See Note 6)	1,349
Net increase (decrease) in net assets derived from capital share transactions (a)	29,367,407
Net increase (decrease) in net assets	$30,542,417

NET ASSETS
Beginning of period	$—
End of period	$30,542,417

(a)	A summary of capital share transactions is as follows:

Period Ended October 31, 2019*
Shares
Subscriptions	1,325,000
Redemptions	(150,000)
Net increase (decrease)	1,175,000

*	The Fund commenced operations on November 14, 2018. The information presented is for the period from November 14, 2018 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Growth ETF Financial Highlights For a capital share outstanding throughout the period

	Period Ended October 31, 2019 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.44
Net realized and unrealized gain (loss) on investments	(0.58)
Total from investment operations	(0.14)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.39)
Total distributions	(0.39)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00	(3)

Net asset value, end of period	$24.47

Total return	-0.55	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$20,189

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.59	%(5)(6)
Net investment income (loss) to average net assets	1.85	%(6)(7)
Portfolio turnover rate (8)	908	%(4)

(1)	Commencement of operations on November 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.
(7)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended October 31, 2019 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.47
Net realized and unrealized gain (loss) on investments	0.95
Total from investment operations	1.42

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.43)
Total distributions	(0.43)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00	(3)

Net asset value, end of period	$25.99

Total return	5.79	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$30,542

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.59	%(5)(6)
Net investment income (loss) to average net assets	1.95	%(6)(7)
Portfolio turnover rate (8)	369	%(4)

(1)	Commencement of operations on November 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.
(7)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Gadsden ETFs

Notes to Financial Statements

October 31, 2019

NOTE 1 – ORGANIZATION

Gadsden Dynamic Growth ETF and Gadsden Dynamic Multi-Asset ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of each Fund is to seek total return. The Funds commenced operations on November 14, 2018.

The end of the reporting period for the Funds is October 31, 2019, and the period covered by these Notes to Financial Statements is the period from November 14, 2018 through October 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Gadsden Dynamic Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$395,804	$—	$—	$395,804
Exchange Traded Funds	19,305,148	—	—	19,305,148
Short-Term Investments	497,761	—	—	497,761
Total Investments in Securities	$20,198,713	$—	$—	$20,198,713

Gadsden Dynamic Multi-Asset ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,800,659	$—	$—	$29,800,659
Short-Term Investments	755,748	—	—	755,748
Total Investments in Securities	$30,556,407	$—	$—	$30,556,407

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Continued)

change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. During the fiscal period ended October 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Gadsden Dynamic Growth ETF	$39,809	$(39,809)
Gadsden Dynamic Multi-Asset ETF	(90,724)	90,724

During the fiscal period ended October 31, 2019, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Gadsden Dynamic Growth ETF	$(39,809)
Gadsden Dynamic Multi-Asset ETF	$90,724

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements other than the following:

The Board of Trustees of ETF Series Solutions, upon a recommendation from Gadsden, LLC, the investment adviser to the Gadsden Dynamic Growth ETF (the “Fund”), has determined to close and liquidate the Fund immediately after the close of business on December 27, 2019.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Continued)

improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Gadsden, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.59% at an annual rate based on each Funds’ average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Compass Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Gadsden Dynamic Growth ETF	$205,597,548	$196,199,469
Gadsden Dynamic Multi-Asset ETF	78,031,752	70,856,576

During the current fiscal period, purchases and sales of U.S. Government securities by the Funds including in-kind transactions, were as follows:

	Purchases	Sales
Gadsden Dynamic Growth ETF	$26,054,651	$26,137,842
Gadsden Dynamic Multi-Asset ETF	16,297,521	16,374,937

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
Gadsden Dynamic Growth ETF	$21,376,145	$10,273,176
Gadsden Dynamic Multi-Asset ETF	25,134,073	3,610,274

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2019 were as follows:

	Gadsden Dynamic Growth ETF	Gadsden Dynamic Multi- Asset ETF
Tax cost of investments	$20,188,822	$30,188,783
Gross tax unrealized appreciation	$9,891	$611,392
Gross tax unrealized depreciation	—	(243,768)
Net tax unrealized appreciation (depreciation)	9,891	367,624
Undistributed ordinary income	68,890	716,662
Undistributed long-term gain	—	—
Accumulated gain (loss)	68,890	716,662
Other accumulated gain (loss)	(771,234)	—
Distributable earnings (accumulated deficit)	$(692,453)	$1,084,286

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2019, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Gadsden Dynamic Growth ETF	$771,234	$—
Gadsden Dynamic Multi-Asset ETF	—	—

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended October 31, 2019, was as follows:

Ordinary Income
Gadsden Dynamic Growth ETF	$325,712
Gadsden Dynamic Multi-Asset ETF	266,866

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Gadsden ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Gadsden Dynamic Growth ETF and Gadsden Dynamic Multi-Asset ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Gadsden Dynamic Growth ETF and Gadsden Dynamic Multi-Asset ETF (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the period November 14, 2018 (commencement of operations) to October 31, 2019, including related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of their operations and the changes in their net assets and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Gadsden ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 27, 2019

Gadsden ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	50	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	50	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	50	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	50	None

Gadsden ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2014); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason Shlensky Born: 1987	Assistant Treasurer	Indefinite term; Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.gadsdenfunds.com.

Gadsden ETFs

Expense Examples

For the Six-Months Ended October 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Gadsden ETFs

EXPENSE EXAMPLES

For the Six-Months Ended October 31, 2019 (Unaudited) (Continued)

Gadsden Dynamic Growth ETF

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 997.10	$2.97
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.23	$3.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Gadsden Dynamic Multi-Asset ETF

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period (2)
Actual	$1,000.00	$ 1,049.70	$3.05
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.23	$3.01

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Gadsden ETFs

Federal Tax Information
(Unaudited)

For the period ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Gadsden Dynamic Growth ETF	40.88%
Gadsden Dynamic Multi-Asset ETF	17.19%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended October 31, 2019 was as follows:

Gadsden Dynamic Growth ETF	10.12%
Gadsden Dynamic Multi-Asset ETF	13.26%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Gadsden Dynamic Growth ETF	0.00%
Gadsden Dynamic Multi-Asset ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.gadsdenfunds.com daily.

Gadsden ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.gadsdenfunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.gadsdenfunds.com.

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Adviser

Gadsden, LLC

656 East Swedesford Road, Suite 301

Wayne, Pennsylvania 19087

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Distributor

Compass Distributors, LLC

Three Canal Plaza, 3rd Floor

Portland, Maine 04101

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Gadsden Dynamic Growth ETF

Symbol – GDG

CUSIP – 26922A362

Gadsden Dynamic Multi-Asset ETF

Symbol – GDMA

CUSIP – 26922A354

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Gadsden Dynamic Growth ETF

FYE 10/31/2019
Audit Fees	$14,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

Gadsden Dynamic Multi-Asset ETF

FYE 10/31/2019
Audit Fees	$14,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Gadsden Dynamic Growth ETF

FYE 10/31/2019
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Gadsden Dynamic Multi-Asset ETF

FYE 10/31/2019
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Gadsden Dynamic Growth ETF

Non-Audit Related Fees	FYE 10/31/2019
Registrant	N/A
Registrant’s Investment Adviser	N/A

Gadsden Dynamic Multi-Asset ETF

Non-Audit Related Fees	FYE 10/31/2019
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 3, 2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	January 3, 2020

* Print the name and title of each signing officer under his or her signature.